Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related party	$ 1,516	$ 3,498
Credit loss expense from related party	12	254	$ 5,965	$ 0
Research and development expense related party	16	0
Interest income - related party	$ (205)	$ (204)
Net income (loss) loss per share, diluted (in Dollars per share)	$ 1.53		$ (6.71)
Weighted average shares outstanding, diluted (in Shares)	9,209,020		7,095,204
Related Party
Related party			$ 6,779	$ 5,848
Research and development expense related party			1,248	0
Interest income - related party			$ 87	$ 0